CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 2,570	$ 1,526
Trade receivables and deferred income	18	0
Accounts receivable and prepaid expenses	120	160
Total Current Assets	2,708	1,686
Long Term Assets:
Property and equipment, net	142	70
Intangible asset, net	455	0
Long term prepaid expenses	16	13
Restricted cash	64	67
Total Long Term Assets	677	150
Total Assets	3,385	1,836
Current Liabilities:
Trade payables	105	94
Related parties payable	316	350
Accrued expenses and other liabilities	427	255
Total Current Liabilities	848	699
Commitments and Contingent Liabilities
Stockholders’ Equity:
Stock capital - Common shares of $0.001 par value per share 200,000,000 shares of common stock authorized ; 58,347,054 and 53,287,365 shares issued and outstanding at December 31, 2014 and 2013 , respectively	58	53
Additional paid-in capital	19,552	13,321
Deferred compensation	(166)	(790)
Accumulated deficit	(16,907)	(11,447)
Total Stockholders’ Equity	2,537	1,137
Total Liabilities and Stockholders’ Equity	$ 3,385	$ 1,836